Provision for landfill closure	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Provision for landfill closure
19.	Provision for landfill closure

NBR standard No. 13,896/1997 defines some rules that the Company, as owner of landfills, must comply with during closure and post-closure of landfills.

Decommissioning liability are provided for the present value of expected costs to settle the obligation using estimated cash flows and are recognized as part of the cost of the relevant asset. The provision includes the estimated costs to be incurred for the final closure of landfills, including the leachate drainage, collection and treatment, biogas collection and treatment, sampling and laboratory analysis of ground water and surface water, among other.

The costs to be incurred until the closure of a landfill or during the long-term monitoring period (20 years) were discounted to present value at an average rate of 15.66% for year ended in December 31, 2018 (15.26% as of December 31, 2017), which reflects the Company’s cost of capital.

The balances by landfill are as follows:

Description	2018	2017
Paulínia	42,379	58,688
Paulínia II	5,008	3,656
Curitiba	25,690	19,053
Itapevi	8,917	11,663
Aracaju	509	356
CGR Guatapará	6,858	6,106
CGR Guatapará – Jardinópolis	1,754	2,764
CGR Guatapará – Piratininga	647	368
Resicontrol – Tremembé	2,184	3,506
Maceió	7,220	4,919
Feira de Santana	1,238	2,446
Sarandi	—	3
CGR Catanduva	—	4

Total	102,404	113,532

Current	5,613	20,651
Non-current	96,791	92,881

Changes in provisions are as follows:

	2018	2017	2016
Balance at beginning of the year	113,532	101,620	83,071
Additions	9,109	31,318	10,094
Effect of passage of time	8,653	(4,555)	8,455
Reversal	(18,939)	(4,685)	—
Amount used	(9,951)	(10,166)	—

Balance at end of the year	102,404	113,532	101,620

The expected timing of outflows are as follows:

Period	2018	2017
Up to 1 year	5,613	20,651
2 to 5 years	26,371	31,911
After 5 years	70,420	60,970

Total	102,404	113,532